Financial assets at fair value through profits or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profits or loss
Balance at the beginning of year	$ 264	$ 257
Business combination - merger transaction (Note 5.1)	6,513
Additions during the year	18,528
Disposals during the year	(2,566)
Fair value changes (Note 26)	534	7	$ 9
Balance at the end of year	$ 23,273	$ 264	$ 257